Taxes (Unrecognized Tax Benefit) (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
A reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	$ 5,672	$ 5,575	$ 5,293
Additions based on tax positions related to the current year	829	401	672
Additions for tax positions of prior years	417	215	379
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(2,201)	(425)	(538)
Settlements	(259)	(94)	(231)
Balance at December 31	$ 4,458	$ 5,672	$ 5,575